CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2016	$ 369,057	$ 1,318,725	$ 41,264	$ 68,921	$ (544)	$ (27,283)	$ (1,071,036)	$ (9,072)		$ (7,418)	$ 682,614
BALANCE, SHARES at Dec. 31, 2016	93,071
Issuance of shares	$ 12,128	4,247									16,375
Issuance of shares, shares	2,914
Conversion of debentures and exercise of warrants into share capital
Conversion of debentures and exercise of warrants into share capital, shares
Exercise of options	$ 6,750	8,180									14,930
Exercise of options, shares	1,629
Capital notes converted into share capital	$ 3,792	16,714	(20,506)
Capital notes converted into share capital, shares	930
Employee stock-based compensation				11,644							11,644
Stock-based compensation related to the Facility Agreement with the Banks
Dividend to Panasonic										(5,501)	(5,501)
Other comprehensive income:
Profit							298,011		$ 298,011	3,645	301,656
Foreign currency translation adjustments						2,761			2,761	2,920	5,681
Change in employees plan assets and benefit obligations					511				511		511
Unrealized gain (loss) on derivatives					1,796				1,796		1,796
Comprehensive income									303,079		303,079
BALANCE at Dec. 31, 2017	$ 391,727	1,347,866	20,758	80,565	1,763	(24,522)	(773,025)	(9,072)		(6,354)	1,029,706
BALANCE, SHARES at Dec. 31, 2017	98,544
Conversion of notes into share capital	$ 23,722	34,864									58,586
Conversion of notes into share capital, shares	5,790
Exercise of options and RSUs	$ 3,043	(2,334)									709
Exercise of options and RSUs, shares	732
Employee stock-based compensation				12,661							12,661
Other comprehensive income:
Profit							135,579		135,579	(2,200)	133,379
Foreign currency translation adjustments						1,806			1,806	1,793	3,599
Change in employees plan assets and benefit obligations					269				269		269
Unrealized gain (loss) on derivatives					(2,704)				(2,704)		(2,704)
Comprehensive income									134,950		134,950
BALANCE at Dec. 31, 2018	$ 418,492	1,380,396	20,758	93,226	(672)	(22,716)	(637,446)	(9,072)		(6,761)	1,236,205
BALANCE, SHARES at Dec. 31, 2018	105,066
Exercise of options and RSUs	$ 2,727	(886)									1,841
Exercise of options and RSUs, shares	648
Capital notes converted into share capital	$ 4,892	15,866	(20,758)
Capital notes converted into share capital, shares	1,181
Employee stock-based compensation				14,548							14,548
Other comprehensive income:
Profit							90,048		90,048	(1,975)	88,073
Foreign currency translation adjustments						2,566			2,566	912	3,478
Change in employees plan assets and benefit obligations					(1,118)				(1,118)		(1,118)
Unrealized gain (loss) on derivatives					3,696				3,696		3,696
Comprehensive income									$ 95,192		95,192
BALANCE at Dec. 31, 2019	$ 426,111	$ 1,395,376		$ 107,774	$ 1,906	$ (20,150)	$ (547,398)	$ (9,072)		$ (7,824)	$ 1,346,723
BALANCE, SHARES at Dec. 31, 2019	106,895
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2019 at Dec. 31, 2019	106,808